ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 43.5%
	ADVERTISING & MARKETING - 0.9%
10,000	Trade Desk, Inc. (The), Class A(a)	$ 609,100

	APPAREL & TEXTILE PRODUCTS - 1.0%
5,800	Crocs, Inc.(a)	733,352

	BEVERAGES - 1.1%
15,000	Monster Beverage Corporation(a)	810,150

	CHEMICALS - 0.9%
14,000	Mosaic Company (The)	642,320

	E-COMMERCE DISCRETIONARY - 4.5%
18,000	Amazon.com, Inc.(a)	1,859,220
1,000	MercadoLibre, Inc.(a)	1,318,060
		3,177,280
	ENGINEERING & CONSTRUCTION - 1.7%
7,500	Quanta Services, Inc.	1,249,800

	ENTERTAINMENT CONTENT - 1.2%
9,500	Sea Ltd. - ADR(a)	822,225

	FOOD - 1.2%
8,000	Lamb Weston Holdings, Inc.	836,160

	HOME CONSTRUCTION - 1.3%
14,500	M/I Homes, Inc.(a)	914,805

	INDUSTRIAL SUPPORT SERVICES - 0.4%
9,000	Titan Machinery, Inc.(a)	274,050

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
5,000	CME Group, Inc.	957,600

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 43.5% (Continued)
	INTERNET MEDIA & SERVICES - 2.6%
15,000	Alphabet, Inc., Class A(a)	$ 1,555,950
1,800	Meta Platforms, Inc., Class A(a)	381,492
		1,937,442
	LEISURE FACILITIES & SERVICES - 0.8%
2,000	McDonald's Corporation	559,220

	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,500	Align Technology, Inc.(a)	835,350
10,500	Exact Sciences Corporation(a)	712,005
		1,547,355
	METALS & MINING - 1.1%
5,700	Royal Gold, Inc.	739,347

	OIL & GAS PRODUCERS - 0.4%
10,000	Par Pacific Holdings, Inc.(a)	292,000

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
14,000	Schlumberger Ltd	687,400

	RETAIL - DISCRETIONARY - 2.8%
17,000	Academy Sports & Outdoors, Inc.	1,109,250
2,500	Lululemon Athletica, Inc.(a)	910,475
		2,019,725
	SEMICONDUCTORS - 4.7%
11,000	Advanced Micro Devices, Inc.(a)	1,078,110
12,500	GLOBALFOUNDRIES, Inc.(a)	902,250
5,000	NVIDIA Corporation	1,388,850
		3,369,210
	SOFTWARE - 3.3%
3,000	Microsoft Corporation	864,900
20,500	Mobileye Global, Inc., Class A(a)	887,035
3,000	Workday, Inc., Class A(a)	619,620
		2,371,555

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	COMMON STOCKS — 43.5% (Continued)
	SPECIALTY FINANCE - 1.0%
7,700	FirstCash Holdings, Inc.			$ 734,349

	STEEL - 0.4%
2,000	Nucor Corporation			308,940

	TECHNOLOGY HARDWARE - 5.0%
7,500	Apple, Inc.			1,236,750
3,000	Arista Networks, Inc.(a)			503,580
8,500	Jabil, Inc.			749,360
10,000	Super Micro Computer, Inc.(a)			1,065,500
				3,555,190
	TECHNOLOGY SERVICES - 2.6%
1,400	Fair Isaac Corporation(a)			983,766
4,000	Visa, Inc., Class A			901,840
				1,885,606

	TOTAL COMMON STOCKS (Cost $23,946,153)			31,034,181

	EXCHANGE-TRADED FUNDS — 2.6%
	EQUITY - 2.6%
11,500	KraneShares CSI China Internet ETF(a)			358,685
22,000	Utilities Select Sector SPDR Fund			1,489,180
				1,847,865

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,838,787)			1,847,865

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.3%
	U.S. TREASURY BILLS — 8.3%
2,000,000	United States Treasury Bill(b)	–	04/27/23	1,993,899
2,000,000	United States Treasury Bill(b)	–	05/30/23	1,985,386
2,000,000	United States Treasury Bill(b)	–	06/29/23	1,977,616
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,955,056)			5,956,901

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 33.2%
	MONEY MARKET FUNDS - 33.2%
17,352,025	First American Government Obligations Fund Class X, 4.64%(c)					17,352,025
6,334,078	Goldman Sachs Financial Square Government Fund, , 4.47%(c)					6,334,078
	TOTAL MONEY MARKET FUNDS (Cost $23,686,103)					23,686,103

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,686,103)					23,686,103

Contracts(d)
	EQUITY OPTIONS PURCHASED - 1.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.6%
350	SPDR S&P 500 ETF Trust	GOL	05/19/2023	$ 405	$ 14,328,650	$ 517,300
	TOTAL CALL OPTIONS PURCHASED (Cost - $356,366)

	PUT OPTIONS PURCHASED - 0.4%
25	Lululemon Athletica, Inc.	GOL	05/19/2023	$ 360	$ 910,475	$ 33,875
50	Microsoft Corporation	GOL	04/21/2023	280	1,441,500	16,300
250	Mosaic Company (The)	GOL	05/19/2023	42	1,147,000	35,750
50	Nucor Corporation	GOL	05/19/2023	150	772,350	32,750
110	NVIDIA Corporation	GOL	04/21/2023	260	3,055,470	47,190
150	Schlumberger N.V.	GOL	05/05/2023	45	736,500	13,650
200	SPDR S&P 500 ETF Trust	GOL	05/19/2023	380	8,187,800	56,400
80	Visa, Inc.	GOL	06/16/2023	215	1,803,680	46,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $664,245)					282,715

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,020,611)					800,015

	TOTAL INVESTMENTS - 88.6% (Cost $56,446,710)					$ 63,325,065
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $93,260)					(68,675)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.5%					8,188,178
	NET ASSETS - 100.0%					$ 71,444,568
Contracts(d)
	WRITTEN EQUITY OPTIONS - 0.0% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(e)
80	Lamb Weston Holdings, Inc.	GOL	04/21/2023	$ 105	$ 836,160	$ 24,800
25	Lululemon Athletica, Inc.	GOL	04/06/2023	370	910,475	7,875
10	MercadoLibre, Inc.	GOL	04/06/2023	1,340	1,318,060	13,600
50	Quanta Services, Inc.	GOL	04/21/2023	170	833,200	14,000
60	Super Micro Computer, Inc.	GOL	04/21/2023	125	639,300	8,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $93,260)					68,675
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $93,260)					$ 68,675

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2023

Shares		Fair Value
EXCHANGE-TRADED FUNDS — (2.1)%
EQUITY - (2.1)%
(46,000)	Financial Select Sector SPDR Fund	$ (1,478,900)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,451,949)	$ (1,478,900)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt

GOL	Goldman Sachs

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Percentage rounds to greater than (0.1%).